Prepaid expenses and other current assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Prepaid expenses and other current assets
Withholding tax receivables	$ 1,166,732	$ 983,770
Other assets	140,458	134,826
Refundable deposits		160,902
Prepaid expenses	15,947	31,309
Total	$ 1,323,137	$ 1,310,807